Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 466	$ 481
Due to related parties	3,171	1,439
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
Due from related parties	334	426
Interchart [Member]
Related Party Transaction [Line Items]
Due from related parties	3	3
AOM [Member]
Related Party Transaction [Line Items]
Due from related parties	74	(0)
Starocean [Member]
Related Party Transaction [Line Items]
Due from related parties	34	34
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	(0)	1
Product Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	21	17
Management [Member]
Related Party Transaction [Line Items]
Due to related parties	91	252
Hartree Marine Fuels LLC [Member]
Related Party Transaction [Line Items]
Due to related parties	931	(0)
Augustea Technoservices Ltd and affiliates [Members]
Related Party Transaction [Line Items]
Due to related parties	$ 2,149	$ 1,187